Accounts Payable - Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable - Other [Abstract]
Liabilities regarding employees	$ 2,066	$ 2,273
Government institutions	321	270
Accrued expenses	663	1,585
Related parties	58	154
Derivatives	1,623	241
Advances from customers	540	269
Other	211	23
Accounts Payable, Other, Total	$ 5,482	$ 4,815